Schedule of Funded Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	$ (241,229)	$ (235,642)
Accrued benefit cost	(241,229)	(235,642)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	(15,347)	(20,591)
Accrued benefit cost	$ (15,347)	$ (20,591)